Quarterly Holdings Report
for
Fidelity® Equity-Income K6 Fund
October 31, 2021
EQU-K6-NPRT3-1221
1.9893873.102
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	9,470	239,212
Verizon Communications, Inc.	9,958	527,674
		766,886
Entertainment - 1.8%
The Walt Disney Co. (a)	10,971	1,854,867
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	494	1,462,694
Media - 3.1%
Comcast Corp. Class A	31,019	1,595,307
Interpublic Group of Companies, Inc.	22,818	834,454
Shaw Communications, Inc. Class B	8,723	251,202
WPP PLC	36,217	523,508
		3,204,471
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc. Class B (non-vtg.)	2,151	100,042
T-Mobile U.S., Inc. (a)	7,953	914,834
		1,014,876
TOTAL COMMUNICATION SERVICES		8,303,794
CONSUMER DISCRETIONARY - 6.3%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	4,883	1,199,021
Household Durables - 0.6%
Tempur Sealy International, Inc.	13,218	587,804
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	3,765	288,851
Multiline Retail - 1.5%
Kohl's Corp.	9,536	462,782
Nordstrom, Inc. (a)	5,873	168,731
Target Corp.	3,346	868,689
		1,500,202
Specialty Retail - 2.0%
Best Buy Co., Inc.	2,685	328,214
Burlington Stores, Inc. (a)	1,971	544,568
Dick's Sporting Goods, Inc.	2,818	350,024
Lowe's Companies, Inc.	1,332	311,448
The Home Depot, Inc.	804	298,879
TJX Companies, Inc.	3,742	245,064
		2,078,197
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp.	2,843	310,825
Tapestry, Inc.	11,835	461,328
		772,153
TOTAL CONSUMER DISCRETIONARY		6,426,228
CONSUMER STAPLES - 8.0%
Beverages - 2.3%
Diageo PLC	10,408	517,816
Keurig Dr. Pepper, Inc.	20,706	747,280
The Coca-Cola Co.	18,844	1,062,236
		2,327,332
Food & Staples Retailing - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	6,317	369,165
Costco Wholesale Corp.	1,027	504,812
Walmart, Inc.	8,577	1,281,575
		2,155,552
Food Products - 1.8%
Bunge Ltd.	3,409	315,810
Lamb Weston Holdings, Inc.	5,882	332,039
Mondelez International, Inc.	14,587	886,014
Nestle SA (Reg. S)	2,101	277,137
		1,811,000
Household Products - 1.8%
Procter & Gamble Co.	13,219	1,890,185
TOTAL CONSUMER STAPLES		8,184,069
ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Canadian Natural Resources Ltd.	13,752	584,482
ConocoPhillips Co.	8,475	631,303
Enterprise Products Partners LP	21,491	487,416
Exxon Mobil Corp.	30,639	1,975,296
Hess Corp.	4,004	330,610
Imperial Oil Ltd.	15,447	522,971
Phillips 66 Co.	6,426	480,536
Suncor Energy, Inc.	30,206	794,445
Thungela Resources Ltd. (a)	678	3,182
Valero Energy Corp.	6,729	520,354
		6,330,595
FINANCIALS - 21.0%
Banks - 14.0%
Bank of America Corp.	65,028	3,107,038
Citigroup, Inc.	20,174	1,395,234
Huntington Bancshares, Inc.	41,754	657,208
JPMorgan Chase & Co.	22,212	3,773,597
M&T Bank Corp.	8,048	1,184,022
PNC Financial Services Group, Inc.	7,833	1,652,998
Wells Fargo & Co.	48,362	2,474,200
		14,244,297
Capital Markets - 1.9%
BlackRock, Inc. Class A	1,065	1,004,785
KKR & Co. LP	11,621	925,845
		1,930,630
Consumer Finance - 1.5%
Capital One Financial Corp.	9,985	1,508,035
Insurance - 3.6%
American Financial Group, Inc.	4,214	573,273
American International Group, Inc.	7,090	418,948
Chubb Ltd.	5,172	1,010,505
Hartford Financial Services Group, Inc.	7,301	532,462
Old Republic International Corp.	17,097	441,616
The Travelers Companies, Inc.	4,496	723,316
		3,700,120
TOTAL FINANCIALS		21,383,082
HEALTH CARE - 17.5%
Biotechnology - 2.1%
AbbVie, Inc.	8,720	999,922
Amgen, Inc.	5,680	1,175,590
		2,175,512
Health Care Equipment & Supplies - 2.3%
Danaher Corp.	7,539	2,350,434
Health Care Providers & Services - 3.2%
Cigna Corp.	3,740	798,901
UnitedHealth Group, Inc.	5,330	2,454,305
		3,253,206
Pharmaceuticals - 9.9%
AstraZeneca PLC (United Kingdom)	8,580	1,073,370
Bristol-Myers Squibb Co.	26,064	1,522,138
Eli Lilly & Co.	6,705	1,708,166
Johnson & Johnson	13,258	2,159,463
Merck & Co., Inc.	14,171	1,247,757
Roche Holding AG (participation certificate)	2,682	1,038,991
Sanofi SA	13,106	1,316,421
		10,066,306
TOTAL HEALTH CARE		17,845,458
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.9%
Huntington Ingalls Industries, Inc.	1,134	229,896
Northrop Grumman Corp.	2,298	820,892
The Boeing Co. (a)	4,417	914,452
		1,965,240
Air Freight & Logistics - 1.5%
Deutsche Post AG	7,257	448,984
United Parcel Service, Inc. Class B	4,864	1,038,318
		1,487,302
Building Products - 0.8%
Johnson Controls International PLC	10,827	794,377
Electrical Equipment - 0.8%
AMETEK, Inc.	5,949	787,648
Industrial Conglomerates - 2.6%
General Electric Co.	11,477	1,203,593
Hitachi Ltd.	4,300	247,786
Roper Technologies, Inc.	1,897	925,489
Siemens AG	1,588	258,180
		2,635,048
Machinery - 2.4%
Crane Co.	2,990	308,807
Fortive Corp.	6,592	499,080
ITT, Inc.	5,948	559,528
Nordson Corp.	1,834	466,221
Otis Worldwide Corp.	8,158	655,169
		2,488,805
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	58	168,081
Trading Companies & Distributors - 0.3%
Watsco, Inc.	1,033	299,136
Transportation Infrastructure - 0.3%
Aena SME SA (a)(b)	1,997	327,980
TOTAL INDUSTRIALS		10,953,617
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.8%
Cisco Systems, Inc.	32,306	1,808,167
IT Services - 2.6%
Accenture PLC Class A	2,292	822,347
Amdocs Ltd.	13,611	1,059,480
Genpact Ltd.	11,510	568,019
Visa, Inc. Class A	1,059	224,264
		2,674,110
Semiconductors & Semiconductor Equipment - 2.6%
NXP Semiconductors NV	5,879	1,180,856
Qualcomm, Inc.	3,325	442,358
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,550	972,135
		2,595,349
Software - 2.3%
Microsoft Corp.	4,698	1,557,951
NortonLifeLock, Inc.	11,042	281,019
Open Text Corp.	9,889	498,126
		2,337,096
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	3,569	534,636
Samsung Electronics Co. Ltd.	13,847	824,814
		1,359,450
TOTAL INFORMATION TECHNOLOGY		10,774,172
MATERIALS - 2.9%
Chemicals - 1.2%
Linde PLC	3,516	1,122,307
Nutrien Ltd.	1,801	125,878
		1,248,185
Containers & Packaging - 1.3%
Crown Holdings, Inc.	6,995	727,410
Packaging Corp. of America	4,188	575,306
		1,302,716
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	7,265	276,382
Lundin Mining Corp.	12,325	107,256
		383,638
TOTAL MATERIALS		2,934,539
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	2,385	672,498
Lamar Advertising Co. Class A	9,760	1,104,832
Public Storage	1,866	619,848
		2,397,178
UTILITIES - 5.5%
Electric Utilities - 2.9%
Exelon Corp.	12,612	670,832
NextEra Energy, Inc.	17,946	1,531,332
NRG Energy, Inc.	13,975	557,463
PG&E Corp. (a)	18,654	216,386
		2,976,013
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	24,151	473,118
Multi-Utilities - 2.2%
Ameren Corp.	5,542	467,135
CenterPoint Energy, Inc.	17,092	445,076
Dominion Energy, Inc.	10,566	802,276
WEC Energy Group, Inc.	5,447	490,557
		2,205,044
TOTAL UTILITIES		5,654,175
TOTAL COMMON STOCKS (Cost $78,664,401)		101,186,907

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c) (Cost $1,299,339)	1,299,079	1,299,339

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $79,963,740)	102,486,246
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(643,189)
NET ASSETS - 100.0%	101,843,057

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $327,980 or 0.3% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,322,775	17,318,080	17,341,516	933	-	-	1,299,339	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	338,975	1,216,280	1,555,255	229	-	-	-	0.0%
Total	1,661,750	18,534,360	18,896,771	1,162	-	-	1,299,339

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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